Consolidated Statements of Operations (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
REVENUES
Product sales	$ 2,906.3		$ 3,530.6		$ 3,499.1
COSTS AND EXPENSES
Production costs (exclusive of depreciation and amortization)	1,819.9		1,862.6		1,627.9
Depreciation and amortization	568.5		425.8		421.4
Corporate expenditure	39.4		38.2		30.8
Employee termination costs	35.5		6.1		0.8
Exploration expenditure	77.9		135.3		125.4
Feasibility and evaluation costs	68.0		103.5		95.2
(Profit)/loss on disposal of property, plant and equipment	(10.2)		(0.2)		1.0
Asset impairments and write-offs	215.3		41.6		9.5
Accretion expense on provision for environmental rehabilitation	10.4		13.9		11.1
Costs and expenses, Total	2,824.7		2,626.8		2,323.1
OTHER (EXPENSES)/INCOME
Interest and dividends	8.5		16.3		11.8
Finance expense	(72.4)		(55.6)		(52.3)
(Loss)/gain on financial instruments	(0.3)		(0.4)		4.4
Gain/(loss) on foreign exchange	7.3		(13.8)		9.1
Profit on disposal of investments	17.8		27.6		12.8
Impairment of listed investments	(10.3)		(10.5)		(0.5)
Royalties	(90.5)		(116.8)		(109.6)
Other expenses	(104.2)		(37.9)		(47.3)
Nonoperating income (expense), Total	(244.1)		(191.1)		(171.6)
(LOSS)/INCOME BEFORE TAX, IMPAIRMENT OF INVESTMENT IN EQUITY INVESTEES, SHARE OF EQUITY INVESTEES' LOSSES AND DISCONTINUED OPERATIONS	(162.5)		712.7		1,004.4
Income and mining tax expense	(105.7)		(359.4)		(384.5)
(LOSS)/INCOME BEFORE IMPAIRMENT OF INVESTMENT IN EQUITY INVESTEES, SHARE OF EQUITY INVESTEES' LOSSES AND DISCONTINUED OPERATIONS	(268.2)		353.3		619.9
Impairment of investment in equity investees					(6.8)
Share of equity investees' losses, net of tax	(18.4)		(63.1)		(0.8)
(Loss)/income from continuing operations	(286.6)		290.2		612.3
Income from discontinued operations, net of tax	20.5		362.3		340.7
Net (loss)/income	(266.1)		652.5		953.0
Net loss/(income) attributable to noncontrolling interests	18.2		1.8		(71.5)
- Continuing operations	18.2		1.9		(71.6)
- Discontinued operations			(0.1)		0.1
Net (loss)/income attributable to Gold Fields shareholders	(247.9)		654.3		881.5
- Continuing operations	(268.4)		292.1		540.7
- Discontinued operations	$ 20.5	[1]	$ 362.2	[1]	$ 340.8	[1]
BASIC (LOSS)/EARNINGS PER SHARE
- Continuing operations	$ (0.36)		$ 0.40		$ 0.75
- Discontinued operations	$ 0.03	[2]	$ 0.50	[2]	$ 0.47	[2]
DILUTED (LOSS)/EARNINGS PER SHARE
- Continuing operations	$ (0.36)		$ 0.40		$ 0.74
- Discontinued operations	$ 0.03	[1]	$ 0.50	[1]	$ 0.47	[1]
WEIGHTED AVERAGE NUMBER OF SHARES USED IN THE - COMPUTATION OF BASIC (LOSS)/EARNINGS PER SHARE
- Continuing operations	742,606,726		727,459,457		722,376,228
- Discontinued operations	742,606,726		727,459,457		722,376,228
- COMPUTATION OF DILUTED (LOSS)/EARNINGS PER SHARE
- Continuing operations	742,606,726		730,723,950		730,787,498
- Discontinued operations	742,606,726		730,723,950		730,787,498
DIVIDEND PER SHARE	$ 0.08		$ 0.50		$ 0.24

[1]	Diluted basic earnings per share from discontinued operations - US dollar Diluted basic earnings per share is calculated on the basis of profit attributable to ordinary shareholders from discontinued operations of $20.5 million (2012: $362.2 million and 2011: $340.8 million) and 742,606,726 shares, being the diluted number of ordinary shares in issue in fiscal 2013 (fiscal 2012: 730,723,950 and fiscal 2011:730,787,498).
[2]	Basic earnings per share from discontinued operations - US dollar Basic earnings per share is calculated by dividing the profit attributable to ordinary shareholders from discontinued operations of $20.5 million (2012: $362.2 million and 2011: $340.8 million) by the weighted average number of ordinary shares in issue in fiscal 2013 of 742,606,726 (fiscal 2012: 727,459,457 and fiscal 2011: 722,376,228).